As filed with Securities and Exchange Commission on April 14, 2021.

File Nos. 333-185762

811-03859

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                        [   ]

Post-Effective Amendment No. 28                 [X]

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 28         [X]

(Check Appropriate Box or Boxes)

VARIABLE SEPARATE ACCOUNT

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway, Houston, Texas 77019

(Address of Depositor’s Principal Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code: (800) 871-2000

Manda Ghaferi, Esq.

American General Life Insurance Company

21650 Oxnard Street, Suite 750, Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor and Registrant)

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 3, 2021 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 26 was filed pursuant to Rule 485 (a) (1) under the Securities Act of 1933 and Amendment No. 26 was filed under the Investment Company Act of 1940 (collectively, the “Amendments”) on January 15, 2021 and pursuant to Rule 485 (a) (1) would have become effective on March 16, 2021. Post-Effective Amendment No. 27 and Amendment No. 27 were filed pursuant to Rule (b) (1) (iii) for the sole purpose of designating April 15, 2021 as the new date upon which the Amendments would have become effective. Post-Effective Amendment No. 28 and Amendment No. 28 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule 485 (b) (1) (iii) for the sole purpose of designating May 3, 2021 as the new date upon which the Amendments shall become effective.

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 26 to Form N-4 on January 15, 2021 and are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas, on this 14th day of April, 2021.

VARIABLE SEPARATE ACCOUNT (Registrant)

By:	AMERICAN GENERAL LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

By: /s/ CRAIG A. ANDERSON
CRAIG A. ANDERSON
SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

KEVIN T. HOGAN* KEVIN T. HOGAN	Director, Chairman, Chief Executive Officer and President (Principal Executive Officer)	April 14, 2021

THOMAS J. DIEMER* THOMAS J. DIEMER	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	April 14, 2021

/s/_CRAIG A. ANDERSON CRAIG A. ANDERSON	Senior Vice President and Life Controller (Principal Accounting Officer)	April 14, 2021

KATHERINE A. ANDERSON* KATHERINE A. ANDERSON	Director	April 14, 2021

TERRI N. FIEDLER* TERRI N. FIEDLER	Director	April 14, 2021

MICHAEL P. HARWOOD* MICHAEL P. HARWOOD	Director	April 14, 2021

JONATHAN J. NOVAK* JONATHAN J. NOVAK	Director	April 14, 2021

TODD P. SOLASH* TODD P. SOLASH	Director	April 14, 2021

Director
ALIREZA VASEGHI

*By: /s/_MANDA GHAFERI MANDA GHAFERI	Attorney-in-Fact	April 14, 2021